Cost Method Investments (Tables)	6 Months Ended
Jun. 30, 2023
Cost Method Investments [Abstract]
Schedule of Cost Method Investments	Cost method investments consist of the following:
	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
19.0% Investment (1 company in the AR and virtual reality (“VR”) areas)	1,460,484	2,037,657	281,995
9.0% Investment (1 company in the AR and virtual reality (“VR”) areas)	45,000,000	45,000,000	6,227,684
8.0% Investment (2 companies in the AR and VR areas)	1,100,000	1,100,000	152,232
6.0% Investment (1 company in the AR, VR, software and robotic areas)	600,000	600,000	83,036
5.5% Investment (1 company in the AR, VR and game areas)	600,000	600,000	83,036
5.0% Investment (21 and 22 companies in the AR, VR and digital marketing areas as of December 31, 2020 and 2021)	51,600,000	51,600,000	7,141,078
4.5% Investment (1 company in the VR medical treatment areas)	200,000	200,000	27,679
4.0% Investment (14 companies in the AR, VR, 3D animation and software areas)	8,400,000	8,400,000	1,162,501
3.5% Investment (2 companies in the AR and VR areas)	1,200,000	1,200,000	166,072
3.0% Investment (5 companies in the AR, VR and 3D animation areas)	3,900,000	3,900,000	539,733
2.55% Investment (1 company in the AR, VR and 3D animation areas)	13,929,200	13,929,200	1,927,704

2.0% Investment (4 companies in the AR, VR, 3D animation and software areas)	1,200,000	1,200,000	166,072
1.0% Investment (5 companies in the AR, VR, 3D animation, hardware and software areas)	41,450,000	41,450,000	5,736,389
Total	170,639,684	171,216,857	23,695,211